VIA EDGAR

October 6, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	TCW Alternative Funds
File Nos.: 333-201676 and 811-23025

To the Staff of the Commission:

On behalf of TCW Alternative Funds (the “Trust”), enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Trust that mirrors the risk/return summary information contained in the prospectus for the Trust filed pursuant to Rule 497 on October 4, 2017.

Should you have any questions, please contact the undersigned at (213) 244-0000.

Respectfully submitted,

/s/ Patrick W. Dennis
Patrick W. Dennis Vice President and Assistant Secretary